Income Taxes - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended								12 Months Ended
		Dec. 31, 2012	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 29, 2015	Dec. 28, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2015	Dec. 28, 2014		Dec. 29, 2013	Sep. 02, 2015	Dec. 30, 2012	Oct. 27, 2009	Jul. 29, 2008	Dec. 20, 2007
Federal Income Tax Note
U.S. federal statutory rate											35.00%
Built-in Gain Tax, Number of Years Prior to Bankruptcy											10 years
Income tax expense			$ (10,600)	$ 11,314	$ (693)	$ 22,302	$ 216,098	$ 2,647	$ 42,305	$ 17,649	$ 22,323	$ 278,699		$ 95,965
Goodwill, Impairment Loss											(381,000)	0		0
Undistributed foreign earnings			2,000				2,000				2,000	2,000		1,000
Deferred Tax Liabilities, Net			982,623				1,126,539				982,623	1,126,539
Deferred Tax Assets, Gross, Noncurrent			1,000								1,000
Deferred income taxes			984,032				1,156,214				984,032	1,156,214
Operating loss carryforwards			132,000				149,000				132,000	149,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount											5,000
Investments			418,908				442,554				418,908	442,554
Unrecognized tax benefits			33,632				18,852				33,632	18,852		$ 21,544		$ 23,582
Favorable adjustment that would have been recognized			26,000				17,000				26,000	17,000
Company's accrued interest and penalties related to uncertain tax positions			1,000				1,000				1,000	$ 1,000
Decrease in unrecognized tax benefits			10,000								$ 10,000
Predecessor
Federal Income Tax Note
Common stock par value, per share		$ 0.01														$ 0.01			$ 0.01
Net tax expense relating to conversion and other reorganization adjustments		$ 195,000
Income tax adjustments		968,000
Fresh-Start Adjustment, Increase (Decrease), Accumulated Other Comprehensive Income (Loss)		(1,070,764)
Fresh-Start Adjustment, Income Tax Expense (Benefit)		163,000
Income tax expense		1,070,189
Income tax settlements and other adjustments, net		0
Tax rate change due to Publishing Spin-off		0
Excess capital losses		0
Net income tax expense, intraperiod tax allocation		1,001,000
Income tax expense (benefit), discontinued operations	[1]	$ 69,548
Successor
Federal Income Tax Note
U.S. federal statutory rate											35.00%	35.00%		35.00%
Income tax expense											$ 22,323	$ 278,699		$ 95,965
Income tax settlements and other adjustments, net											(9,288)	(1,801)		(15,878)
Tax rate change due to Publishing Spin-off											0	(10,810)		0
Excess capital losses											0	0		6,944
Income tax expense (benefit), discontinued operations	[1]											(19,172)	[2]	$ (58,815)
Newsday LLC
Federal Income Tax Note
Investment owned, percent																		97.00%
Common stock owned by the Company, percent															3.00%			3.00%
Income Taxes Paid											137,000
Investments							110,000					110,000			$ 101,000
New Cubs LLC
Federal Income Tax Note
Investment owned, percent																	95.00%
Common stock owned by the Company, percent																	5.00%
Income Taxes Paid											35,000
Investments			$ 164,000				$ 174,000				164,000	$ 174,000
Tax Year 2008 | Newsday LLC
Federal Income Tax Note
Income tax examination, estimate of possible loss before penalties and interest											190,000
Income tax examination, penalties											38,000
Income tax examination, accrued interest											37,000
Tax Year 2009 | New Cubs LLC
Federal Income Tax Note
Income tax examination, estimate of possible loss											225,000
State and Local Jurisdiction | Tax Year 2008 | Newsday LLC
Federal Income Tax Note
Income tax examination, estimate of possible loss											32,000
Television and Entertainment
Federal Income Tax Note
Goodwill, Impairment Loss											$ (381,000)
Minimum
Federal Income Tax Note
Operating Loss Carryforwards, Expiration Date											Jan. 01, 2016
Maximum
Federal Income Tax Note
Operating Loss Carryforwards, Expiration Date											Dec. 31, 2033

[1]	The effective tax rate on pretax income from discontinued operations was 58.6% and 42.8% for the years ended December 28, 2014 and December 29, 2013, respectively. This rate differs from the U.S. federal statutory rate of 35% primarily due to state income taxes (net of federal benefit) and the impact of certain nondeductible transaction costs. See Note 4 for information on the income tax benefit included in discontinued operations for December 31, 2012.
[2]	Results of operations for the Tribune Publishing businesses are reflected through August 4, 2014, the date of the Publishing Spin-off.